UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_________________________
FORM 10-D
_________________________
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from April 1, 2024 to April 30, 2024
_________________________

Commission File Number of issuing entity: 333-264255-02
Central Index Key Number of issuing entity: 0001282663

World Financial Network Credit Card Master Note Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-264255
Central Index Key Number of depositor: 0001139552

WFN Credit Company, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001007254

Comenity Bank
(Exact name of sponsor as specified in its charter)

_________________________
Benjamin L. Morgan (214) 494-3000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	31-1772814
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

One Righter Parkway, Suite 100 Wilmington, Delaware	19803
(Address of principal executive offices of issuing entity)	(Zip Code)

(302) 529-6140
(Telephone number, including area code)

N/A
(Former Name, former address, if changed since last report)
_________________________

Title of Class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b)
	Section 12(b)	Section 12(g)	Section 15(d)

Series 2023-A, Class A, Class M, Class B	☐	☐	☒

Indicate by check mark whether the registrant: (1) has filed all reports required by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes ☒ No ☐ [Check]

PART I – DISTRIBUTION INFORMATION

Item 1.    Distribution and Pool Performance Information.

The response to Item 1 is set forth herein.

No assets securitized by the depositor and held by World Financial Network Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from April 1, 2024 to April 30, 2024.

The depositor filed its most recent Form ABS-15G on February 1, 2024. The CIK number of the depositor is 0001139552.

Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time?  Yes ☐ No ☒

Are there any material breaches of pool asset representations and warranties or transaction covenants?  Yes ☐ No ☒

Are there any material changes in the solicitation, credit-granting, underwriting, origination or pool selection criteria or procedures?  Yes ☐ No ☒

For Series 2023-A is the applicable Portfolio Yield averaged over any three consecutive Monthly Periods less than the applicable Base Rate averaged over such period? Yes ☐ No ☒

Was the depositor required to designate additional accounts during the distribution period because: (i) the average Transferor Amount was less than the average Minimum Transferor Amount during any period of 30 consecutive days or (ii) the aggregate amount of principal receivables plus amounts in the Excess Funding Account was less than the Required Principal Balance on any business day during the distribution period?  Yes ☐ No ☒

On April 26, 2024 (the "Removal Date"), pursuant to the Reassignment No. 9 of Receivables in Removed Accounts (the "PSA Reassignment"), among WFN Credit Company, LLC, as Transferor ("WFN Credit"), Comenity Bank, as Servicer, and U.S. Bank National Association, as Trustee ("Trustee"), WFN Credit designated and removed from the World Financial Credit Card Master Trust (the "Trust") all receivables in certain designated accounts arising in one retail private label credit card program for a particular client brand (the "Removed Accounts") that are required to be sold by Comenity Bank in connection with the termination of such credit card program. From and after April 26, 2024, no new credit card accounts arising for this client brand shall be designated to the Trust.

On April 26, 2024, pursuant to the Reassignment of Receivables in Removed Accounts (the "RPA Reassignment"), by and between WFN Credit and Comenity Bank, Comenity Bank repurchased the receivables in the Removed Accounts from WFN Credit.

As of the Removal Date, the receivables in the Removed Accounts represented an outstanding principal balance of approximately $92 million dollars. The management of Comenity Bank believes that the PSA Reassignment and RPA Reassignment will not have a material effect on World Financial Credit Card Master Note Trust (the "Note Trust") or the asset-backed securities issued by the Note Trust.

Item 1A. Asset-Level Information.

Not applicable.

Item 1B. Asset Representations Reviewer and Investor Communication.
Not applicable.

Item 3. Sales of Securities and Use of Proceeds.

Not applicable.

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 7. Change in Sponsor Interest in the Securities.

Not applicable.

Item 10.    Exhibits.

Exhibit No.	Document Description
99.1	Monthly Noteholder’s Statement for World Financial Network Credit Card Master Note Trust, Series 2023-A for the May 15, 2024 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

WFN Credit Company, LLC, as depositor

Dated: May 15, 2024	By:	/s/ Wai Chung
	Name:	Wai Chung
	Title:	Treasurer

INDEX TO EXHIBITS

Exhibit No.	Document Description
99.1	Monthly Noteholder’s Statement for World Financial Network Credit Card Master Note Trust, Series 2023-A for the May 15, 2024 Payment Date.